Assets Classified As Held For Sale (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ 12.2		$ 0.0	$ 0.0	$ 12.2
Assets classified as held for sale			$ 30.1	30.1	$ 28.9
Solar panel manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4.8
Impairment loss recognised in profit or loss, property, plant and equipment			3.8	3.8
Assets classified as held for sale			$ 2.6	$ 2.6